Significant Accounting Policies (Table)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Significant Accounting Policies
Schedule of deferred revenue
	June 30, 2024	June 30, 2023
Deferred revenue	$235,255	$-

Schedule of Earnings (loss) per Share
	June 30,	June 30,
	2024	2023

Stock options	200,714	241,964
Warrants	52,530	11,015
Preferred stock	13,889	13,889
Convertible debt	15,500	57,883
Restricted stock grants	12,500	-
Total potential dilutive weighted average shares outstanding	295,133	324,750

Schedule of deferred revenue
	March 31, 2025	June 30, 2024
Deferred revenue	$23,914	$235,255

Schedule of disaggregated revenue
	March 31, 2025	March 31, 2024
Primary geographical markets

United States of America	$3,116,889	$5,045,330
Other	43,591	177,912
Total	$3,160,480	$5,223,242

Product source

Internally manufactured	$2,205,436	$2,554,341
Contract manufactured	625,169	673,738
Purchased as finished good	229,875	1,995,164
Total	$3,160,480	$5,223,242
	March 31, 2025	March 31, 2024
Primary geographical markets

United States of America	$11,344,823	$20,519,729
Other	177,664	441,083
Total	$11,522,487	$20,960,812

Product source

Internally manufactured	$7,049,894	$8,377,195
Contract manufactured	2,038,348	2,219,111
Purchased as finished good	2,434,245	10,364,506
Total	$11,522,487	$20,960,812